Financial Instruments - Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 7,381	$ 7,058
Financial liabilities	(2,654)	(2,060)
Fixed-rate instruments | Interest rate risk | Other investments
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	3,223	2,852
Fixed-rate instruments | Interest rate risk | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	2,964	3,138
Fixed-rate instruments | Interest rate risk | Bank loans
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(158)	(111)
Variable-rate instruments | Interest rate risk | Bank loans
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	(48)	(44)
Variable-rate instruments | Interest rate risk | Term loan
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 0	$ (476)